Held for sale and discontinued operations – Interests in Quadgas HoldCo Limited	6 Months Ended
Sep. 30, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Held for sale and discontinued operations – Interests in Quadgas HoldCo Limited
Held for sale and discontinued operations – Interests in Quadgas HoldCo Limited

On 31 March 2017, the Group sold 61% of its UK Gas Distribution business to Quadgas BidCo Limited (the Consortium) and retained 39% of the business. At the same time, we and the Consortium also entered into a Further Acquisition Agreement (FAA) in a put/call arrangement to sell a further 14% of our investment in the business between 1 March 2019 and 30 June 2019 (our put, having given at least six months’ notice) or between 1 July 2019 to 31 October 2019 (the Consortium’s call, having given six months’ notice).

On 1 May 2018, we announced that we had entered into a Remaining Acquisition Agreement (RAA) with the Consortium for the remaining 25% stake in the business under an agreement similar to the FAA. The pricing under the RAA is less favourable to the Group, however, in all other material aspects, the RAA is similar to the FAA, in particular as regards the windows for the notice to be given and exercise of the put and call options.

In our 2018 financial statements, the aggregate carrying value of our investment in Quadgas at 31 March 2018 was £2.1bn, determined with reference to the future proceeds expected to be received under the FAA and RAA.

We have decided to exercise the options over our remaining 39% interest in Cadent and the sale is expected to complete at the end of June 2019, subject to customary regulatory approvals.

Assets and liabilities held for sale

Under IFRS, the reclassification of assets (and any associated liabilities) as 'held for sale' can only be triggered once the assets are available for sale in their present condition and the sale is 'highly probable'. The highly probable criteria is met when the sale is expected to be completed within a year. We have therefore classified our interests in Quadgas as 'held for sale' with effect from 30 June 2018, since we expect to exit our investment on 30 June 2019. At 31 March 2018, we had no such expectation of sale completion within a year.

The aggregate carrying value of the assets and liabilities we will exit was £2.1bn at 30 September 2018, reflecting the total proceeds that remain to be received. No discounting has been applied on the basis that the period to exercise is now less than a year. The value allocated to each element of the Quadgas disposal group at 30 September 2018 is as follows:

•	the shareholder loan receivable is valued at par of £0.4bn;

•	the RAA derivative liability[1] is valued at £43m, being £nil less any cash proceeds relating to the RAA received to date;

•
the FAA derivative asset[1] is valued at £87m and has been determined by comparing the pricing mechanism within the FAA against that in the RAA less cash proceeds relating to the FAA received to date; and

•	the residual balance of £1.6bn has been allocated to the investment in associate.

Treatment as a discontinued operation

We consider that the exercise of our put options is the final stage of the plan to dispose of our interest in the UK Gas Distribution business first announced in 2015, and have accordingly treated the results and cash flows arising from Quadgas as a discontinued operation in the current period on the basis that the sale forms part of 'a single coordinated plan' to dispose of UK Gas Distribution. As a consequence, we have classified the various elements of income, expense and cash flows within discontinued operations as set out below, with comparatives also re-presented accordingly:

Consolidated income statement - discontinued operations:

•	£38m of income arising from our post-tax share of the profits of Quadgas Holdco Limited for the three months to 30 June 2018[2] (2017: £52m);

•	£12m of shareholder loan interest receivable (and tax thereon) for the six months to 30 September 2018; (2017: £15m);

•
Impairment charge of £43m (treated as a non-deductible expense for tax purposes), largely offsetting the gains recognised through other comprehensive income in relation to Quadgas' defined benefit pensions arrangement, and £2m of other costs for the three months to 30 June 2018 (2017: £nil); and

•	Tax charge of £2m (2017: £3m).
6. Held for sale and discontinued operations – Interests in Quadgas HoldCo Limited (continued)

Consolidated cash flow statement - discontinued operations:

•	£66m of dividends received in the period (2017: £nil); and

•	£12m of interest received on the shareholder loan (2017: £15m).

Consolidated statement of other comprehensive income - discontinued operations:

•	A gain of £35m relating to pensions, net of deferred tax, for the three month period to 30 June 2018[2] (2017: £60m); and

•	£1m of gains in respect of cash flow hedges for the three month period to 30 June 2018[2] (2017: £4m).

1.
The RAA and FAA are both level 3 financial instruments. No sensitivity analysis is provided in respect of the FAA and RAA derivatives. The price at which we will exit our interest in Quadgas HoldCo Limited is fixed, and accordingly reflected in the aggregate carrying value of the disposal group. Any change in the fair value of these derivatives at 30 September would have been offset by equal and opposite adjustments to the carrying value of our equity interest, with nil net impact on profit and loss for the period.

2.
Once the assets are treated as ‘held for sale’ equity accounting ceases for our investment in our associate. We therefore ceased to record our share of profits and share of gains/losses recorded within other comprehensive income from this date.